Borrowings and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Company's Borrowings
The following table is a summary of the Company’s borrowings as of December 31, 2022 and 2021:

In millions	2022	2021
Long-term debt
3.5% senior notes due July 2022	$—	$1,500
2.75% senior notes due November 2022	—	1,000
2.75% senior notes due December 2022	—	1,250
4.75% senior notes due December 2022	—	399
2.8% senior notes due June 2023	1,300	1,300
4% senior notes due December 2023	414	414
3.375% senior notes due August 2024	650	650
2.625% senior notes due August 2024	1,000	1,000
3.5% senior notes due November 2024	750	750
5% senior notes due December 2024 (1)	299	299
4.1% senior notes due March 2025	950	950
3.875% senior notes due July 2025	2,828	2,828
2.875% senior notes due June 2026	1,750	1,750
3% senior notes due August 2026	750	750
3.625% senior notes due April 2027	750	750
6.25% senior notes due June 2027	372	372
1.3% senior notes due August 2027	2,250	2,250
4.3% senior notes due March 2028	5,000	5,000
3.25% senior notes due August 2029	1,750	1,750
3.75% senior notes due April 2030	1,500	1,500
1.75% senior notes due August 2030	1,250	1,250
1.875% senior notes due February 2031	1,250	1,250
2.125% senior notes due September 2031	1,000	1,000
4.875% senior notes due July 2035	652	652
6.625% senior notes due June 2036	771	771
6.75% senior notes due December 2037	533	533
4.78% senior notes due March 2038	5,000	5,000
6.125% senior notes due September 2039	447	447
4.125% senior notes due April 2040	1,000	1,000
2.7% senior notes due August 2040	1,250	1,250
5.75% senior notes due May 2041	133	133
4.5% senior notes due May 2042	500	500
4.125% senior notes due November 2042	500	500
5.3% senior notes due December 2043	750	750
4.75% senior notes due March 2044	375	375
5.125% senior notes due July 2045	3,500	3,500
3.875% senior notes due August 2047	1,000	1,000
5.05% senior notes due March 2048	8,000	8,000
4.25% senior notes due April 2050	750	750
Finance lease liabilities	1,465	1,300
Other	314	320
Total debt principal	52,753	56,743
Debt premiums	200	219
Debt discounts and deferred financing costs	(696)	(786)
	52,257	56,176
Less:
Current portion of long-term debt	(1,778)	(4,205)
Long-term debt (1)	$50,479	$51,971
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(1)Includes long-term debt of $3 million which has been accounted for as liabilities held for sale and is included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of Maturities of Long-Term Debt
The following is a summary of the Company’s required repayments of debt principal due during each of the next five years and thereafter, as of December 31, 2022:

In millions
2023	$1,719
2024	2,706
2025	3,785
2026	2,507
2027	3,379
Thereafter	37,192
Subtotal	51,288
Finance lease liabilities (1)	1,465
Total debt principal	$52,753
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(1)See Note 6 ‘‘Leases’’ for a summary of maturities of the Company’s finance lease liabilities.